UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6414

Name of Fund: BlackRock MuniYield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.4%       $ 4,540  Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), Series C-2, 5% due 11/15/2036                                   $    4,703
                     --------------------------------------------------------------------------------------------------------------
                       3,300  Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), Series C-2, 5% due 11/15/2039                                        3,410
                     --------------------------------------------------------------------------------------------------------------
                       5,250  Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                              due 1/01/2022                                                                                   5,684
                     --------------------------------------------------------------------------------------------------------------
                       2,200  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                              Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.625% due 8/01/2025         2,221
                     --------------------------------------------------------------------------------------------------------------
                       6,425  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                              Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due 8/01/2036         6,561
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 8.9%         5,825  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5% due 7/01/2021       6,165
                     --------------------------------------------------------------------------------------------------------------
                       7,030  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5% due 7/01/2022       7,426
                     --------------------------------------------------------------------------------------------------------------
                       5,240  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5% due 7/01/2023       5,529
                     --------------------------------------------------------------------------------------------------------------
                       3,300  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                              Project 1), Series A, 6.75% due 7/01/2029                                                       3,355
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                              Housing Corporation), Series A-1, 6% due 10/20/2031 (e)(h)                                      5,352
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                              Housing Corporation), Series A-1, 6.05% due 10/20/2036 (e)(h)                                   5,314
                     --------------------------------------------------------------------------------------------------------------
                       3,000  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines
                              Inc. Project), AMT, 6.25% due 6/01/2019                                                         3,078
                     --------------------------------------------------------------------------------------------------------------
                       5,090  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines
                              Inc. Project), AMT, 6.30% due 4/01/2023                                                         5,193
                     --------------------------------------------------------------------------------------------------------------
                       1,610  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.25%
                              due 7/20/2022 (h)
                                                                                                                              1,755
                     --------------------------------------------------------------------------------------------------------------
                       1,425  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.45%
                              due 7/20/2032 (h)
                                                                                                                              1,550
                     --------------------------------------------------------------------------------------------------------------
                       1,305  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project), 6.55%
                              due 7/20/2037 (h)
                                                                                                                              1,425
                     --------------------------------------------------------------------------------------------------------------
                       1,400  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project II),
                              Series A, 6.75% due 7/01/2031                                                                   1,500
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
EDA             Economic Development Authority
GO              General Obligation Bonds
HFA             Housing Finance Agency
IDA             Industrial Development Authority
IDB             Industrial Development Board
IDR             Industrial Development Revenue Bonds
M/F             Multi-Family
PCR             Pollution Control Revenue Bonds
PILOT           Payment in Lieu of Taxes
S/F             Single-Family
VRDN            Variable Rate Demand Notes

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 3,000  Vistancia Community Facilities District, Arizona, GO, 5.50% due 7/15/2020                  $    3,240
                     --------------------------------------------------------------------------------------------------------------
                       2,125  Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                       2,310
                     --------------------------------------------------------------------------------------------------------------
                       5,900  Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical
                              Center), Series A, 6% due 8/01/2033                                                             6,349
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.7%        2,000  University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B, 5%
                              due 11/01/2020 (i)
                                                                                                                              2,120
                     --------------------------------------------------------------------------------------------------------------
                       1,600  University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B, 5%
                              due 11/01/2027 (i)
                                                                                                                              1,682
                     --------------------------------------------------------------------------------------------------------------
                       1,000  University of Arkansas, University Revenue Refunding Bonds (UAMS Campus), Series A, 5%
                              due 11/01/2014 (i)
                                                                                                                              1,073
-----------------------------------------------------------------------------------------------------------------------------------
California - 14.5%     8,760  California State, GO, 5% due 2/01/2033                                                          9,090
                     --------------------------------------------------------------------------------------------------------------
                       2,000  California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                              Series C, 5% due 6/01/2025                                                                      2,080
                     --------------------------------------------------------------------------------------------------------------
                       4,500  California State Public Works Board, Lease Revenue Bonds (Department of Mental Health -
                              Coalinga State Hospital), Series A, 5.125% due 6/01/2029                                        4,714
                     --------------------------------------------------------------------------------------------------------------
                       6,800  California State, Various Purpose, GO, 5.25% due 11/01/2025                                     7,248
                     --------------------------------------------------------------------------------------------------------------
                      10,000  California State, Various Purpose, GO, 5% due 4/01/2031 (a)                                    10,459
                     --------------------------------------------------------------------------------------------------------------
                       5,550  California State, Various Purpose, GO, 5.50% due 11/01/2033                                     6,028
                     --------------------------------------------------------------------------------------------------------------
                       5,500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                              Bonds, Series A-3, 7.875% due 6/01/2042                                                         6,704
                     --------------------------------------------------------------------------------------------------------------
                       7,500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                              Bonds, Series A-4, 7.80% due 6/01/2042                                                          9,111
                     --------------------------------------------------------------------------------------------------------------
                      25,970  Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2013 (g)(j)        27,835
                     --------------------------------------------------------------------------------------------------------------
                       5,145  Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due
                              7/01/2022 (i)                                                                                   5,404
                     --------------------------------------------------------------------------------------------------------------
                       7,465  University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due
                              9/01/2021 (g)                                                                                   7,869
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.1%        3,245  Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                              (University of Denver Project), Series B, 5.25% due 3/01/2016 (d)(j)                            3,567
                     --------------------------------------------------------------------------------------------------------------
                         330  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90% due 4/01/2029         331
                     --------------------------------------------------------------------------------------------------------------
                       8,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                              due 11/15/2013 (a)                                                                              8,986
                     --------------------------------------------------------------------------------------------------------------
                       4,755  Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                              AMT, 7.75% due 3/01/2007 (j)                                                                    4,817
                     --------------------------------------------------------------------------------------------------------------
                       1,615  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                              Series A, 7.10% due 9/01/2014                                                                   1,723
                     --------------------------------------------------------------------------------------------------------------
                       5,065  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                              Series A, 7.35% due 9/01/2031                                                                   5,360
                     --------------------------------------------------------------------------------------------------------------
                       6,850  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                              Improvement Fees), 8% due 12/01/2025                                                            7,577
                     --------------------------------------------------------------------------------------------------------------
                       1,885  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                              Improvement Fees), 8.125% due 12/01/2025                                                        1,898
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.1%   $   450  Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 7.35%
                              due 4/01/2010
                                                                                                                         $      471
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%        2,000  New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7%
                              due 10/01/2008 (n)                                                                              2,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 6.3%         4,240  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                              Health System), Series C, 5.25% due 11/15/2036                                                  4,478
                     --------------------------------------------------------------------------------------------------------------
                      11,500  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                              Company), AMT, Series A, 7.125% due 4/01/2030                                                  12,592
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                              Company), AMT, Series B, 7.125% due 4/01/2030                                                   5,475
                     --------------------------------------------------------------------------------------------------------------
                       4,705  Lee County, Florida, Revenue Bonds, 5% due 10/01/2022 (a)                                       4,957
                     --------------------------------------------------------------------------------------------------------------
                       5,450  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                              Series B, 6.50% due 5/01/2037                                                                   6,001
                     --------------------------------------------------------------------------------------------------------------
                       1,100  Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds
                              (Orlando Lutheran Towers), 5.375% due 7/01/2020                                                 1,104
                     --------------------------------------------------------------------------------------------------------------
                       2,500  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                              (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                              2,693
                     --------------------------------------------------------------------------------------------------------------
                       4,620  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                    4,666
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.6%         4,600  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024         5,086
                     --------------------------------------------------------------------------------------------------------------
                       2,285  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                              (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025              2,212
                     --------------------------------------------------------------------------------------------------------------
                       3,595  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                              (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035               3,490
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.6%             170  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series C-2, 7.15%
                              due 7/01/2023                                                                                     175
                     --------------------------------------------------------------------------------------------------------------
                      10,000  Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal Revenue
                              Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                                      10,623
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.0%        1,000  Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest City
                              Project), 5.90% due 9/01/2007 (m)                                                               1,016
                     --------------------------------------------------------------------------------------------------------------
                      13,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                              Series B-2, 6% due 1/01/2029 (l)                                                               14,705
                     --------------------------------------------------------------------------------------------------------------
                       3,915  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding Bonds
                              (American Airlines Inc. Project), 8.20% due 12/01/2024                                          4,032
                     --------------------------------------------------------------------------------------------------------------
                       1,750  Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                              Series A, 5.625% due 2/15/2037                                                                  1,799
                     --------------------------------------------------------------------------------------------------------------
                       2,155  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                              Series A, 6% due 5/15/2037                                                                      2,287
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Illinois State Finance Authority, Revenue Refunding Bonds (Northwestern University), 5%
                              due 12/01/2042                                                                                  5,221
                     --------------------------------------------------------------------------------------------------------------
                       4,000  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds
                              (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (i)                                  4,298
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.1%       $ 2,850  Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%
                              due 1/01/2029 (d)                                                                          $    2,992
                     --------------------------------------------------------------------------------------------------------------
                       4,300  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                              due 6/01/2028 (g)                                                                               4,489
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.2%          1,250  Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.), Series C,
                              6.875% due 5/15/2032                                                                            1,354
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.5%        2,350  Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds
                              (Norton Healthcare, Inc.), Series A, 6.625% due 10/01/2010 (j)                                  2,590
                     --------------------------------------------------------------------------------------------------------------
                         650  Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds
                              (Norton Healthcare, Inc.), Series A, 6.625% due 10/01/2028                                        716
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.7%       6,750  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of
                              Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                                    7,081
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Louisiana Public Facilities Authority, Revenue Refunding Bonds (Pennington Medical
                              Foundation Project), 5% due 7/01/2031                                                           1,028
                     --------------------------------------------------------------------------------------------------------------
                      10,000  Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                              Series B, 5% due 6/01/2020 (a)                                                                 10,636
                     --------------------------------------------------------------------------------------------------------------
                      19,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%
                              due 1/01/2017                                                                                  19,350
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 3.6%        5,615  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                              due 9/01/2039 (l)                                                                               6,067
                     --------------------------------------------------------------------------------------------------------------
                       1,920  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                              due 9/01/2039                                                                                   2,031
                     --------------------------------------------------------------------------------------------------------------
                       3,000  Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                              (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                        3,016
                     --------------------------------------------------------------------------------------------------------------
                       6,375  Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                              Bonds (Peninsula Regional Medical Center), 5% due 7/01/2036                                     6,647
                     --------------------------------------------------------------------------------------------------------------
                       4,000  Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                              Bonds (University of Maryland Medical System), 6% due 7/01/2032                                 4,349
                     --------------------------------------------------------------------------------------------------------------
                         500  Maryland State Industrial Development Financing Authority, Economic Development Revenue
                              Bonds (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035                               534
                     --------------------------------------------------------------------------------------------------------------
                       1,500  Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project),
                              5.20% due 7/01/2034                                                                             1,524
-----------------------------------------------------------------------------------------------------------------------------------
Massachu-              1,410  Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5%
setts - 4.9%                  due 5/01/2031 (a)                                                                               1,490
                     --------------------------------------------------------------------------------------------------------------
                      10,000  Massachusetts State Consolidated Loan, GO, Series C, 5% due 9/01/2015 (j)                      10,831
                     --------------------------------------------------------------------------------------------------------------
                       3,500  Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds
                              (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (k)                                     3,618
                     --------------------------------------------------------------------------------------------------------------
                       2,750  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western New
                              England College), Series A, 5% due 9/01/2033 (b)                                                2,875
                     --------------------------------------------------------------------------------------------------------------
                       3,125  Massachusetts State Health and Educational Facilities Authority, Revenue Bonds
                              (University of Massachusetts Memorial Healthcare), Series D, 5% due 7/01/2033                   3,159
                     --------------------------------------------------------------------------------------------------------------
                      10,000  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                              due 1/01/2014 (d)(j)                                                                           10,843
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.5%        6,060  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                              Clemens General Hospital), Series B, 5.875% due 11/15/2034                                      6,412
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                              System), Series A, 5.25% due 11/15/2032                                                         1,060
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,500  Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20% due 9/01/2020  $    2,532
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.2%         420  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A, 6%
                              due 8/20/2021 (h)                                                                                 458
                     --------------------------------------------------------------------------------------------------------------
                       2,000  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                              6.20% due 2/20/2043 (h)                                                                         2,167
                     --------------------------------------------------------------------------------------------------------------
                         945  Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project), AMT, 5.95%
                              due 5/01/2030                                                                                     983
                     --------------------------------------------------------------------------------------------------------------
                       4,500  Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2030               4,673
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 1.0%     6,405  Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System),
                              4.55% due 12/01/2028                                                                            6,368
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 4.0%        2,690  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois Bluffs),
                              7% due 10/01/2011 (j)                                                                           3,069
                     --------------------------------------------------------------------------------------------------------------
                       2,500  Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                              (Latan 2 Project), Series A, 4.50% due 1/01/2036 (a)                                            2,488
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                              Bonds, Series A, 5% due 5/01/2020                                                               5,363
                     --------------------------------------------------------------------------------------------------------------
                      15,000  Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                              Bonds, Series A, 5% due 5/01/2021                                                              16,065
                     --------------------------------------------------------------------------------------------------------------
                          40  Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds, Homeownership,
                              AMT, Series B, 7.55% due 9/01/2027 (f)(h)                                                          41
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%          865  Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2024                        851
                     --------------------------------------------------------------------------------------------------------------
                         905  Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2025                        888
-----------------------------------------------------------------------------------------------------------------------------------
New                    3,425  New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds (Elliot
Hampshire - 0.6%              Hospital), Series B, 5.60% due 10/01/2022                                                       3,667
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 18.5%    11,435  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                               11,987
                     --------------------------------------------------------------------------------------------------------------
                         710  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75%
                              due 1/01/2025                                                                                     736
                     --------------------------------------------------------------------------------------------------------------
                         230  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%
                              due 1/01/2037                                                                                     240
                     --------------------------------------------------------------------------------------------------------------
                       3,000  New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%
                              due 11/01/2031                                                                                  3,179
                     --------------------------------------------------------------------------------------------------------------
                      20,000  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (i)          20,958
                     --------------------------------------------------------------------------------------------------------------
                       4,400  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                              Series A, 7.25% due 11/15/2011 (j)                                                              5,014
                     --------------------------------------------------------------------------------------------------------------
                       8,825  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                              due 3/01/2023                                                                                   9,492
                     --------------------------------------------------------------------------------------------------------------
                       3,905  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                              6.25% due 9/15/2019                                                                             4,060
                     --------------------------------------------------------------------------------------------------------------
                      14,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                              6.25% due 9/15/2029                                                                            14,594
                     --------------------------------------------------------------------------------------------------------------
                       1,515  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                              Hospital Association), 6% due 7/01/2013                                                         1,581
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,835  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                              Hospital Association), 6.625% due 7/01/2036                                                $    2,003
                     --------------------------------------------------------------------------------------------------------------
                       3,000  New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton
                              College), Series F, 4.25% due 7/01/2036 (i)                                                     2,869
                     --------------------------------------------------------------------------------------------------------------
                       3,975  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series A, 5.50% due 12/15/2021                                                           4,523
                     --------------------------------------------------------------------------------------------------------------
                       6,600  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series A, 5.50% due 12/15/2022                                                           7,537
                     --------------------------------------------------------------------------------------------------------------
                      13,110  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series C, 5.05% due 12/15/2035 (a)(m)                                                    3,597
                     --------------------------------------------------------------------------------------------------------------
                       5,425  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2019 (g)                                                           5,782
                     --------------------------------------------------------------------------------------------------------------
                       9,410  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2020                                                               9,909
                     --------------------------------------------------------------------------------------------------------------
                       7,000  New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                              Bonds, Series D, 5% due 6/15/2020 (g)                                                           7,447
                     --------------------------------------------------------------------------------------------------------------
                       7,850  Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                              Series 1A, 4.50% due 6/01/2023                                                                  7,698
-----------------------------------------------------------------------------------------------------------------------------------
New York - 18.2%       2,200  Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                              Hospital), Series A, 7.50% due 3/01/2029                                                        2,442
                     --------------------------------------------------------------------------------------------------------------
                       2,400  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A, 6%
                              due 11/15/2026                                                                                  2,563
                     --------------------------------------------------------------------------------------------------------------
                       4,200  Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%
                              due 2/15/2047                                                                                   4,383
                     --------------------------------------------------------------------------------------------------------------
                      11,000  Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
                              Series F, 5% due 11/15/2035                                                                    11,509
                     --------------------------------------------------------------------------------------------------------------
                       2,000  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
                              5% due 1/01/2022 (a)                                                                            2,140
                     --------------------------------------------------------------------------------------------------------------
                       2,175  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
                              5% due 1/01/2023 (a)                                                                            2,324
                     --------------------------------------------------------------------------------------------------------------
                      13,250  New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%
                              due 3/01/2036 (i)                                                                              14,014
                     --------------------------------------------------------------------------------------------------------------
                       1,250  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                              Project), AMT, 7.625% due 12/01/2032                                                            1,401
                     --------------------------------------------------------------------------------------------------------------
                      10,000  New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                              Revenue Refunding Bonds, 5.50% due 6/15/2010 (j)                                               10,650
                     --------------------------------------------------------------------------------------------------------------
                      10,000  New York City, New York, GO, Series M, 5% due 4/01/2021                                        10,527
                     --------------------------------------------------------------------------------------------------------------
                       2,500  New York City, New York, GO, Series O, 5% due 6/01/2033                                         2,611
                     --------------------------------------------------------------------------------------------------------------
                       6,500  New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters),
                              5.25% due 10/01/2035                                                                            7,441
                     --------------------------------------------------------------------------------------------------------------
                       3,145  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                              (Mount Sinai Health), Series A, 6.75% due 7/01/2010 (j)                                         3,469
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,855  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                              (Mount Sinai-NYU Medical Center Health System), Series A, 6.75% due 7/01/2020              $    2,000
                     --------------------------------------------------------------------------------------------------------------
                       5,000  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education),
                              Series F, 5% due 3/15/2035                                                                      5,266
                     --------------------------------------------------------------------------------------------------------------
                       8,360  New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department of
                              Health), Series A, 5% due 7/01/2023 (c)                                                         8,799
                     --------------------------------------------------------------------------------------------------------------
                       2,500  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                              Facility), AMT, 5.50% due 1/01/2023                                                             2,468
                     --------------------------------------------------------------------------------------------------------------
                       9,400  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                              due 6/01/2021                                                                                  10,154
                     --------------------------------------------------------------------------------------------------------------
                      10,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5.25%
                              due 11/15/2030                                                                                 10,620
                     --------------------------------------------------------------------------------------------------------------
                       3,450  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                              (Kendal on Hudson Project), Series A, 6.375% due 1/01/2024                                      3,690
                     --------------------------------------------------------------------------------------------------------------
                       2,895  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                              (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                       3,102
-----------------------------------------------------------------------------------------------------------------------------------
North                  4,750  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
Carolina - 1.8%               6.75% due 1/01/2026                                                                             5,110
                     --------------------------------------------------------------------------------------------------------------
                         150  North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20% due 7/01/2016           155
                     --------------------------------------------------------------------------------------------------------------
                         685  North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (e)                        709
                     --------------------------------------------------------------------------------------------------------------
                       1,000  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                              Bonds (Arbor Acres Community Project), 6.375% due 3/01/2032                                     1,066
                     --------------------------------------------------------------------------------------------------------------
                       5,000  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                              Bonds (Presbyterian Homes Project), 5.40% due 10/01/2027                                        5,163
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 3.1%            3,000  Cincinnati, Ohio, City School District, GO (Classroom Construction and Improvement),
                              Refunding, 5.25% due 12/01/2020 (d)                                                             3,378
                     --------------------------------------------------------------------------------------------------------------
                         141  Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project), AMT, 5.75%
                              due 9/20/2020 (h)                                                                                 140
                     --------------------------------------------------------------------------------------------------------------
                         225  Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project), AMT, 5.85%
                              due 9/20/2030 (h)                                                                                 222
                     --------------------------------------------------------------------------------------------------------------
                       5,065  Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The Metropolitan Sewer
                              District of Greater Cincinnati), Series B, 5% due 12/01/2028 (i)                                5,354
                     --------------------------------------------------------------------------------------------------------------
                       2,175  Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds (Sunset
                              Retirement Communities), Series A, 6.625% due 8/15/2030                                         2,324
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Mason, Ohio, City School District, GO (School Improvement), 5% due 6/01/2014 (g)(j)             5,240
                     --------------------------------------------------------------------------------------------------------------
                         970  Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue Bonds
                              (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024                        1,045
                     --------------------------------------------------------------------------------------------------------------
                         750  Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                              Series A, 6% due 5/15/2024                                                                        766
                     --------------------------------------------------------------------------------------------------------------
                       2,250  Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                              Series A, 6% due 5/15/2034                                                                      2,280
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.4%        $ 4,405  Oregon State Department of Administrative Services, COP, Series A, 6%
                              due 5/01/2010 (a)(j)                                                                       $    4,746
                     --------------------------------------------------------------------------------------------------------------
                       2,870  Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032                2,890
                     --------------------------------------------------------------------------------------------------------------
                       1,830  Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and University
                              Place), Series A, 5.875% due 1/01/2022                                                          1,871
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.0%    5,270  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                              (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                                  5,544
                     --------------------------------------------------------------------------------------------------------------
                      16,270  Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
                              Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875%
                              due 11/15/2016 (i)                                                                             16,619
                     --------------------------------------------------------------------------------------------------------------
                       1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                              due 12/01/2017                                                                                  1,268
                     --------------------------------------------------------------------------------------------------------------
                       3,650  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Days Inn),
                              Refunding, Series B, 6.50% due 2/01/2007 (j)                                                    3,723
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare
                              System), Series B, 7.125% due 12/01/2031                                                        5,918
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.1%    4,240  Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility, Revenue
                              Refunding Bonds, 7.25% due 7/15/2035                                                            4,750
                     --------------------------------------------------------------------------------------------------------------
                       1,225  Woonsocket, Rhode Island, GO, 6% due 10/01/2017 (d)                                             1,323
                     --------------------------------------------------------------------------------------------------------------
                       1,195  Woonsocket, Rhode Island, GO, 6% due 10/01/2018 (d)                                             1,290
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.0%       4,340  Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, 7.75%
                              due 8/01/2017                                                                                   4,459
                     --------------------------------------------------------------------------------------------------------------
                      10,000  McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                              Newsprint), AMT, 7.40% due 12/01/2022                                                          10,138
                     --------------------------------------------------------------------------------------------------------------
                      11,250  Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                              Revenue Refunding Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031            11,748
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.3%          5,000  Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American
                              Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                               5,101
                     --------------------------------------------------------------------------------------------------------------
                      10,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First Tier,
                              Series A, 6.70% due 1/01/2011 (j)                                                              11,031
                     --------------------------------------------------------------------------------------------------------------
                       1,300  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                              Northern Hills Apartments), Series A, 5.80% due 8/01/2021 (i)                                   1,322
                     --------------------------------------------------------------------------------------------------------------
                       2,460  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                              Northern Hills Apartments), Series A, 6% due 8/01/2031 (i)                                      2,506
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                              Northern Hills Apartments), Series A, 6.05% due 8/01/2036 (i)                                   1,019
                     --------------------------------------------------------------------------------------------------------------
                       3,755  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                              Series B, 7.75% due 12/01/2018                                                                  3,966
                     --------------------------------------------------------------------------------------------------------------
                       5,480  Dallas-Fort Worth, Texas, International Airport Facilities Improvement Corporation
                              Revenue Bonds (American Airlines, Inc.), AMT, 7.25% due 11/01/2030                              5,562
                     --------------------------------------------------------------------------------------------------------------
                       2,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                              (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (j)(k)                            2,190
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 3,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                              (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (j)(k)                       $    3,334
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Revenue
                              Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due 4/01/2026                  5,107
                     --------------------------------------------------------------------------------------------------------------
                       3,900  Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corporation
                              Project), AMT, 7.50% due 5/01/2025                                                              4,376
                     --------------------------------------------------------------------------------------------------------------
                       3,500  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines),
                              AMT, Series E, 7.375% due 7/01/2022                                                             3,884
                     --------------------------------------------------------------------------------------------------------------
                       3,000  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines),
                              AMT, Series E, 7% due 7/01/2029                                                                 3,285
                     --------------------------------------------------------------------------------------------------------------
                       1,600  Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT, 6.375%
                              due 1/01/2023                                                                                   1,712
                     --------------------------------------------------------------------------------------------------------------
                       4,830  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.375%
                              due 4/01/2027                                                                                   4,944
                     --------------------------------------------------------------------------------------------------------------
                       3,330  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT, 6.95%
                              due 4/01/2030                                                                                   3,644
                     --------------------------------------------------------------------------------------------------------------
                       7,030  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                              Energy Inc.), Series C, 8% due 5/01/2029                                                        7,420
                     --------------------------------------------------------------------------------------------------------------
                       3,900  Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                              Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031                  4,006
                     --------------------------------------------------------------------------------------------------------------
                       6,500  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier,
                              Series A, 5.50% due 8/15/2039 (a)                                                               6,953
                     --------------------------------------------------------------------------------------------------------------
                       7,020  Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2010 (d)(j)                    7,470
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.5%        1,500  James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue
                              Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.35% due 9/01/2026                     1,546
                     --------------------------------------------------------------------------------------------------------------
                       2,000  James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue
                              Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.50% due 9/01/2034                     2,065
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A, 5.50%
                              due 8/15/2008 (j)                                                                               5,232
                     --------------------------------------------------------------------------------------------------------------
                      24,800  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B, 6.67%
                              due 8/15/2008 (j)(m)                                                                            7,041
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                              (Westminster-Canterbury), Series A, 5.20% due 1/01/2027                                         1,017
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.3%        945  Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe Apartments
                              Project), AMT, 6% due 9/01/2022                                                                   966
                     --------------------------------------------------------------------------------------------------------------
                       1,250  Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe Apartments
                              Project), AMT, 6.20% due 9/01/2032                                                              1,277
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%         690  Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                         743
                     --------------------------------------------------------------------------------------------------------------
                       1,000  Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (Eastcastle Place Inc. Project), 6% due 12/01/2024                                              1,032
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

                        Face
State                 Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,800  Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                              (Eastcastle Place Inc. Project), 6.125% due 12/01/2034                                     $    1,849
                     --------------------------------------------------------------------------------------------------------------
                         700  Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (i)                                      707
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.4%         2,500  Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A, 6.20%
                              due 6/01/2024                                                                                   2,645
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin            6,250  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
Islands - 1.0%                Refinery), AMT, 6.125% due 7/01/2022                                                            6,905
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds  (Cost - $901,217) - 143.4%                                             957,357
-----------------------------------------------------------------------------------------------------------------------------------

                              Municipal Bonds Held in Trust (o)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%       10,000  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (d)                     10,846
                     --------------------------------------------------------------------------------------------------------------
                      10,000  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                     10,846
-----------------------------------------------------------------------------------------------------------------------------------
South                  7,795  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
Carolina - 2.8%               (Charleston                                                                                     8,381
                              County School District), 5.25% due 12/01/2028 (b)
                     --------------------------------------------------------------------------------------------------------------
                       6,920  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
                              (Charleston County School District), 5.25% due 12/01/2029 (b)                                   7,441
                     --------------------------------------------------------------------------------------------------------------
                       2,510  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds
                              (Charleston County School District), 5.25% due 12/01/2030 (b)                                   2,697
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 5.6%    30,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                              Bonds, Series B, 5.875% due 7/01/2035 (i)                                                      32,330
                     --------------------------------------------------------------------------------------------------------------
                       5,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75%
                              due 7/01/2010 (g)                                                                               5,360
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds Held in Trust - (Cost - $75,321) - 11.7%                                 77,901
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $976,538*) - 155.1%                                               1,035,258

                              Other Assets Less Liabilities - 1.8%                                                           12,096

                              Liability for Trust Certificates, Including Interest Expense Payable - (5.4%)                 (36,298)

                              Preferred Stock, at Redemption Value - (51.5%)                                               (343,411)
                                                                                                                         ----------
                              Net Assets Applicable to Common Stock - 100.0%                                             $  667,645
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $   937,532
                                                                    ===========
      Gross unrealized appreciation                                 $    62,240
      Gross unrealized depreciation                                        (627)
                                                                    -----------
      Net unrealized appreciation                                   $    61,613
                                                                    ===========

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2007                    (in Thousands)

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FNMA Collateralized.
(g)   FSA Insured.
(h)   GNMA Collateralized.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   XL Capital Insured.
(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Investments in companies considered to be an affiliate of the Fund, for purposes of section 2(a)(3) of the Investment Company act of 1940, were as follows:

      -------------------------------------------------------------------------------------
      Affiliate                                           Net Activity      Dividend Income
      -------------------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund           (6,924)               $51
      -------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Fund, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield Fund, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniYield Fund, Inc.

Date: March 26, 2007